American Skandia Trust
Gateway Center Three
100 Mulberry Street
Newark, New Jersey 07102

December 13, 2005

VIA EDGAR SUBMISSION

Securities and Exchange Commission

450 Fifth Street

Judiciary Plaza

Washington, D.C. 20549

Re:                            American Skandia Trust:  Form N-1A

Post-Effective Amendment No. 56 to the Registration

Statement under the Securities Act of 1933 and

Amendment No. 57 to the Registration Statement under

the Investment Company Act of 1940

Securities Act Registration File No. 33-24962

Investment Company Act File No. 811-5186

Dear Sir or Madam:

On behalf of American Skandia Trust (the “Trust), pursuant to the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), transmitted herewith for filing with the Securities and Exchange Commission (the “Commission”) is Post-Effective Amendment No. 56 to the Registration Statement under the 1933 Act and Amendment No. 57 to the Registration Statement under the 1940 Act (the “Amendment”).

The Amendment is being filed pursuant to Rule 485(a)(2) under the 1933 Act solely for the purpose of adding three new investment portfolios to the Trust.  The Amendment is not intended to amend the Trust’s prospectuses, dated either May 1, 2005 or December 5, 2005 and as amended and supplemented to date (collectively, the “Current Prospectuses”), or the Trust’s statements of additional information, dated either May 1, 2005 or December 5, 2005 and as amended and supplemented to date (collectively, the “Current Statements of Additional Information”), relating to any of the other investment portfolios of the Trust.

The investment objective of the AST First Trust Balanced Target Portfolio is to seek long-term capital growth balanced by current income.  The investment objective of the AST First Trust Capital Appreciation Target Portfolio is to seek long-term growth of capital.  The investment objective of the AST Advanced Strategies Portfolio is to seek a high level of absolute return.

The AST First Trust Balanced Target Portfolio and the AST First Trust Capital Appreciation Target Portfolio (each a “First Trust Portfolio”) will allocate their respective assets across six uniquely specialized investment strategies.   Initially and each year, on or about the annual security selection date (March 1), each First Trust Portfolio will invest in the securities determined by a model based on its six respective investment strategies.  The AST Advanced Strategies Portfolio will seek to achieve its investment objective by investing primarily in a diversified portfolio of equity and fixed-income securities.  In particular, the investment managers will allocate the net assets of the Advanced Strategies Portfolio across different investment categories and different sub-advisors.  Prudential Investments LLC will also directly manage a portion of the assets of the AST Advanced Strategies Portfolio.  Overall, the AST Advanced Strategies Portfolio will pursue a combination of traditional and non-traditional investment strategies.

To assist you with the review of the Amendment, we note that the information set forth in certain sections of the Preliminary Prospectus and the Preliminary Statement of Additional Information is substantially similar to the information set forth in certain comparable sections of the Current Prospectuses and Current Statements of Additional Information as described in the tables below.

SECTION FROM PRELIMINARY PROSPECTUS	SECTION FROM CURRENT PROSPECTUS
Fees and Expenses	Fees and Expenses
Portfolio Turnover	Portfolio Turnover
Net Asset Value	Net Asset Value
Purchase and Redemption of Shares	Purchase and Redemption of Shares
Management of the Trust	Management of the Trust
Certain Risk Factors and Investment Methods	Certain Risk Factors and Investment Methods

SECTION FROM PRELIMINARY STATEMENT OF ADDITIONAL INFORMATION	SECTION FROM CURRENT STATEMENT OF ADDITIONAL INFORMATION
General Information and History	General Information and History
Portfolio Turnover	Portfolio Turnover
Organization and Management of the Trust	Organization and Management of the Trust
Brokerage Allocation	Brokerage Allocation
Proxy Voting Policy	Proxy Voting Policy
Computation of Net Asset Values	Computation of Net Asset Values
Sale of Shares	Sale of Shares
Description of Shares of the Trust	Description of Shares of the Trust
Underwriter	Underwriter
Disclosure of Portfolio Holdings	Disclosure of Portfolio Holdings
Custodian	Custodian
Other Information	Other Information
Appendix I: Ratings Information	Appendix I: Ratings Information

Since much of the information set forth in the Amendment is substantially similar to the information set forth in the Trust’s currently-effective Registration Statement, we request that the Amendment receive limited review. The Trust currently intends to file a subsequent post-effective amendment on or about February 27, 2006 pursuant to Rule 485(b) under the 1933 Act to respond to any comments received from the staff of the Commission (the “Staff”) regarding the Amendment and to include certain other non-material information.

Should you have any questions or comments with respect to the foregoing, or if I can be of any further assistance in facilitating the Staff’s review, please contact me at 973-367-3161.  Thank you for your assistance in this matter.

Sincerely yours,

/s/ John P. Schwartz
John P. Schwartz

cc:	Kathryn L. Quirk
Katherine Feld
Jonathan D. Shain
Christopher Palmer, Esq.